UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  31 March 2006

Check here if Amendment [ ];                 Amendment Number:
    This Amendment (Check only one):             [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      THAMES RIVER CAPITAL LLP
                           51 Berkeley Square
                           London, England W1 5BB
Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Loudon Greenlees

Title:        Chief Financial Officer

Phone:        44 20 7360-1200

Signature, Place, and Date of Signing:

     /s/ Loudon Greenlees         London, England          9th May 2006
     --------------------         ---------------          ------------------
     [Signature]                  [City, State]            [Date]

Report Type                (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0

Form 13F Information Table Entry Total:                       22

Form 13F Information Table Value Total:                       $222,214(x1000)



List of Other Included Managers:




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                            Thames River Capital LLP

                            Name of Reporting Manager
                           Form 13F Information Table
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

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------


CEMEX S A                      SPON ADR 5 ORD   151290889  3,004    46,000  SH       SOLE                  46,000
CHINA MOBILE HONG KONG LTD     SPONSORED ADR    16941M109  3,350   126,000  SH       SOLE                 126,000
CHINA PETE & CHEM CORP         SPON ADR H SHS   16941R108  1,345    23,000  SH       SOLE                  23,000
COMPANHIA VALE DO RIO DOCE     SPONSORED  ADR   204412209  6,127   126,300  SH       SOLE                 126,300
COMPANIA DE TELECOMUNICS CHI   SPON ADR NEW     204449300    626    70,000  SH       SOLE                  70,000
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106  5,197    56,600  SH       SOLE                  56,600
GRUPO TELEVISA A DECV          SP ADR REP ORD   40049J206  3,423   172,000  SH       SOLE                 172,000
LG PHILIP LCD CO LTD           SPON ADR REP     50186V102  1,158    51,000  SH       SOLE                  51,000
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109  7,315   221,000  SH       SOLE                 221,000
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109 42,779   995,100  SH       SOLE                 995,100
PETROCHINA CO LTD              SPONSORED ADR    71646E100  1,050    10,000  SH       SOLE                  10,000
PETROLEO BRASILEIRO
  S A PETRO                    SPONSORED ADR    71654V408 54,939   634,400  SH       SOLE                 634,400
POSCO                          SPONSORED ADR    693483109  2,867    45,000  SH       SOLE                  45,000
SK TELECOM LTD                 SPONSORED ADR    78440P108  3,645   154,500  SH       SOLE                 154,500
TELEFONOS DE MEXICO S A        SPON ADR ORD L   879403780  1,305    58,000  SH       SOLE                  58,000
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209  8,230   200,000  SH       SOLE                 200,000
BANCO ITAU HLDG FINANCIERA S   SP ADR 500 PFD   059602201 14,114   474,100  SH       SOLE                 474,100
COMPANHIA DO RIO DOCE          SPON ADR PFD     204412100 10,929   252,800  SH       SOLE                 252,800
EMPRESA NACIONAL DE ELCTRCID   SPONSORED ADR    29244T101    785    26,000  SH       SOLE                  26,000
ISHARES INC                    MSCI BRAZIL      464286400 14,020   350,500  SH       SOLE                 350,500
MAGYAR TELEKOM TELECOMMUNS P   SPON ADR         559776109 13,744   623,300  SH       SOLE                 623,300
UNIBANCO-UNIAO DE BANCOS BRA   GDR REP PFD UT   90458E107 22,262   301,000  SH       SOLE                 301,000


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